Share-based payments	12 Months Ended
Dec. 31, 2019
Share-based payments
Share-based payments

15Share-based payments

Share options

Effective January 26, 2017, the Company adopted amendments to the share option plan (the Share Option Plan). The maximum number of common shares reserved for issuance under this plan is 1,540,857 common shares or such other number as may be approved by the holders of the voting shares of the Company. As at December 31, 2019, 1,109,943 (2018 – 624,478) options are outstanding. Each option granted allows the holder to purchase one common share, at an exercise price not less than the lesser of the closing trading price of the common shares on the TSX, on the date a share option is granted and the volume-weighted average price of the common shares for the five trading shares immediately preceding the date the share option is granted. Share options granted under the Share Option Plan generally have a maximum term of ten years and vest over a period of up to four years.

A summary of the share option changes during the period presented and the total number of share options outstanding as at those dates are set forth below:

		Weighted
		average
		exercise
	Number	price
	of options	$

Balance - January 1, 2018	531,828	10.90
Granted	199,950	10.50
Exercised	(43,656)	2.40
Forfeited/expired	(63,644)	11.20
Balance - December 31, 2018	624,478	11.34
Granted	580,440	9.63
Exercised	(1,800)	3.00
Forfeited/expired	(93,175)	10.78
Balance - December 31, 2019	1,109,943	10.51

The Company estimated the fair value of the share options granted during the period using the Black-Scholes option pricing model with the weighted average assumptions below. Due to the absence of Company-specific volatility rates for the expected life of the share options, the Company chose comparable companies in the medical device industry.

	May 15,		May 16,		November 18,
	2019		2019		2019

Share price on date of issuance	$9.10		$9.40		$11.08
Expected volatility	82%		82%		82%
Expected life of share options	6	years	6	years	6	years
Risk-free interest rate	1.59%		1.59%		1.40%
Dividend yield	—		—		—
Number of share options issued	13,300		484,940		82,200

	March 28,		May 22,		June 15,		August 23,		November 19,
	2018		2018		2018		2018		2018

Volatility	96%		82%		83%		70%		80%
Expected life of share options	6	years	6	years	6	years	6	years	6	years
Risk-free interest rate	2.14%		2.30%		2.19%		2.25%		2.47%
Dividend yield	—		—		—		—		—
Number of share options issued	3,300		91,800		11,550		90,000		3,300

The following table summarizes information about the share options outstanding as at December 31, 2019:

		Weighted
		average
	Number of	remaining	Number of
Exercise price	options	contractual life	options
$	outstanding	(years)	exercisable

2.40	21,275	2.70	21,275
6.00	3,300	8.91	1,100
8.50	31,500	7.90	16,402
9.10	13,300	9.39	—
9.20	484,240	9.40	—
9.30	50,000	8.67	16,667
9.70	4,950	7.34	3,850
9.90	2,800	8.26	1,224
10.20	9,900	8.48	5,500
11.00	197,172	6.97	149,034
11.23	82,200	9.89	—
11.90	51,800	8.41	20,504
13.50	8,300	6.63	7,571
14.60	93,406	6.66	77,838
15.00	55,800	5.68	55,800
	1,109,943	8.16	376,765

Compensation expense related to share options for the year ended December 31, 2019 was $1,676,844 (2018 - $1,086,199).

Subsequent to year end, there were 134,657 options exercised for total cash proceeds of $1,480,555.